Share Capital and Reserves (Details) - USD ($)								3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 13, 2024	Jun. 30, 2024	Oct. 26, 2023	Oct. 24, 2023	Nov. 21, 2022	Sep. 13, 2022	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 11, 2021
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)						7,500
Warrants, exercise price (in Dollars per share)				$ 20.75	$ 16.6		$ 168.8
Warrants outstanding (in Shares)			34,700												34,700
Issuance terms				5 years 6 months	5 years 6 months		7 years
Option of fair value					$ 1,251,449
Fair value of common stock			$ 1,491,138												$ 1,491,138
Fair value of issuance date															$ 1,225,230
Abeyance shares (in Shares)															89,827
Fair value															$ 3,500,000
Gross proceeds						$ 5,999,844							$ 4,361,220	$ 5,216,193	4,654,043	$ 10,680,008
Fees paid				$ 560,000
Warrants issued (in Shares)				20,425
Issuance of warrants (in Shares)																	700
Investment options						38,713	$ 77,242
Additional paid-in capital						$ 831,292	1,052,101
Outstanding intrinsic value			$ 184,539												$ 184,539
Weighted average remaining life															4 years	6 years
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Shares issued (in Shares)	1,207,186		445,908					1,207,186					1,207,186		445,908
Financing fees													$ 265,000
Equity purchase								$ 15,103	$ 57,632	$ 191,824		$ 562,151				$ 2,011,266
Percentage of outstanding common shares		19.99%
Percentage of not exceed beneficially owned by the Investor and its affiliates		9.99%
Percentage of market price		97.00%
SEPA [Member]
Share Capital and Reserves [Line Items]
Gross proceeds													$ 2,500,000
Equity purchase		$ 10,000,000
Commitment fee													$25,000
Commitment Fee [Member]
Share Capital and Reserves [Line Items]
Commitment fee													$250,000
Commitment fee percentage													2.50%
Periodic Payment [Member]
Share Capital and Reserves [Line Items]
Commitment fee								$351,549					$351,549
Commitment fee percentage													25.00%
Quarterly Instalments Beginning [Member]
Share Capital and Reserves [Line Items]
Commitment fee percentage													75.00%
Pre-Funded Warrants [Member]
Share Capital and Reserves [Line Items]
Common stock at a purchase price (in Dollars per share)					$ 16.6
Warrants, exercise price (in Dollars per share)					$ 0.002
Warrants of fair value					$ 1,248,376
Gross proceeds							$ 5,999,946
Issuance of warrants (in Shares)						83,409	30,071
Warrant [Member]
Share Capital and Reserves [Line Items]
Warrants, exercise price (in Dollars per share)						$ 60.88
Warrants outstanding (in Shares)			34,700												34,700
Issuance terms						7 years
Fair value				$ 325,699
Issuance of warrants (in Shares)						163,636	69,124
Outstanding intrinsic value			$ 184,539												$ 184,539
Weighted average remaining life	4 years		6 years
Common Stock [Member]
Share Capital and Reserves [Line Items]
Institutional investors (in Shares)								483,034	57,183	186,361	33,850	116,989				121,837
Issuance of warrants (in Shares)																	700
Equity purchase								$ 15,103	$ 57,632	$ 191,824						$ 115,955
Capital Units [Member] | SEPA [Member]
Share Capital and Reserves [Line Items]
Shares issued (in Shares)	413,336							413,336					413,336
ATM Agreement [Member]
Share Capital and Reserves [Line Items]
Gross proceeds													$ 1,900,000
ATM Agreement [Member] | Common Stock [Member]
Share Capital and Reserves [Line Items]
Shares issued (in Shares)	313,242							313,242					313,242
Preferred Investment Options [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)						163,636									163,636
Reduced exercise price (in Dollars per share)															$ 16.6
Common Stock [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)															327,273
Warrants, exercise price (in Dollars per share)			$ 16.6												$ 16.6
2023 Private Placement [Member]
Share Capital and Reserves [Line Items]
Institutional investors (in Shares)															89,827
Gross proceeds				$ 5,200,000
2023 Private Placement [Member] | Pre-Funded Warrants [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)					150,602
2023 Private Placement [Member] | Common Stock [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)					150,602
Private Placement [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)							4,500